Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Other Liabilities Disclosure [Abstract]
Other current liabilities	OTHER CURRENT LIABILITIES
Other current liabilities are comprised of the following:

(in thousands of $)	June 30, 2025	December 31, 2024
Day 1 gain deferred revenue - current portion (1) (note 18)	(12,783)	(12,783)
Deferred revenue	(4,220)	(5,360)
Current portion of operating lease liability	(1,997)	(1,587)
Current portion of deferred pre-COD cash flows (2)	(1,844)	—
Pre-COD cash flows (2)	—	(23,842)
Other	(10,228)	(11,693)
Other current liabilities	(31,072)	(55,265)
(1) Current portion of Day 1 gain deferred on initial recognition of the oil and gas derivative instruments embedded in the LTA (note 5). As of June 30, 2025, current portion of the deferred revenue relating to FLNG Hilli’s oil and gas derivative instruments is $10.0 million and $2.8 million, respectively (December 31, 2024: $10.0 million and $2.8 million, respectively).

(2) In August 2024, we and bp agreed to a series of pre-COD payments to address project delays and align on commissioning milestones. These payments, which began in 2023 and were formalized through settlement and amendment deeds that resolved the previously announced arbitration. Prior to COD, we received net contractual payments of $123.1 million (December 31, 2024: $23.8 million), comprising:
•$226.9 million of payments from bp, including project milestones for the period from January 10, 2024 to COD;
•$6.1 million payments from bp for temporary crew accommodation arrangements; and
•partially offset by $109.9 million in liquidated damages we paid bp for the period from March 17, 2023 to January 9, 2024.
The total LOA consideration was allocated between lease and non-lease components based on their relative standalone selling prices. As of June 30, 2025, the deferred non-lease component amounted to $36.8 million, comprising $1.8 million in “Other current liabilities” and $35.0 million in “Other non-current liabilities” (see Notes 18). This balance will be recognized evenly to income over the 20-year term of the LOA (note 5.1).